FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities	$ 6,343	$ 10,964,006	$ 10,997,560
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities	$ 6,343	$ 10,964,006	$ 10,997,560